COMSTOCK FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2002

TO OUR SHAREHOLDERS,

      In our view, we are still in the midst of a major bear market with significant downside risk. Despite a severe downturn and recent rally, the market remains highly overvalued, the economy extremely fragile and investors too complacent. Early 2000 marked the peak of an historic financial bubble, and the economy and stock market are still trying to correct the serious imbalances built up during the late 1990s. The market is also vulnerable to potential liquidation of stocks and equity mutual funds by the public as well as foreigners. Presently there is significant over-ownership of equities in both sectors. In addition, we are still under the cloud of weak corporate governance as well as the volatile and unpredictable geopolitical situation.

INVESTMENT PERFORMANCE

      For the six months ended October 31, 2002, the Comstock Capital Value Funds Class A, B, C and R shares posted total returns of 30.36%, 30.25%, 30.03% and 30.45%, respectively. The Comstock Strategy Fund's Class O, A and C shares returned 19.11%, 18.89% and 18.05%, respectively. The Standard & Poor's ("S&P") 500 Index declined 17.01% while the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 6.55%, over the same six-month period. Each index is an unmanaged indicator of investment performance. Both Funds outperformed the major market indices by a significant margin due to aggressively positioning them to benefit from the downturn the stock market has just experienced.As you can see from the first paragraph, we continue to position the Funds to benefit from a declining stock market. The Comstock Capital Value Fund's performance was mainly due to holdings of S&P 500 puts, shorts in S&P 500 futures, and shorts in individual stocks concentrated in technology, finance, retail and biotechnology. The performance of the Comstock Strategy Fund was largely due to positions in S&P 500 puts. The Comstock Capital Value Funds Class A, B, C and R shares posted total returns of 18.26%, 17.47%, 17.57% and 18.04%, respectively, over the trailing twelve-month period. The Comstock Strategy Fund's Class O, A and C shares returned 8.14%, 7.11% and 6.89%, respectively, over the same twelve-month period. The S&P 500 Index declined 15.10% while the LBG/C Index rose 5.49%, over the same twelve-month period.

COMMENTARY

      The S&P 500 Index is currently selling at about 30 times 2002 estimated reported earnings. This compares to an average multiple of 15 over the past 75 years and around 10 times at bear market bottoms. Furthermore, stocks are just as overvalued on other metrics such as price-to-sales, price-to-cash flow, price-to-book or dividend yield. All of these metrics can be found on the front page of our website in a section titled "Limbo, Limbo" at WWW.COMSTOCKFUNDS.COM. In our view, the economic recovery is extremely fragile and can easily fall back into recession. What we are seeing now are the continuing after-effects of an historic economic and financial bubble that left over a number of fundamental imbalances that are yet to be corrected. These include excessive manufacturing overcapacity (particularly in technology), record consumer and corporate debt, an extremely low consumer savings rate and a dangerous U.S. balance of payments deficit. Widespread corporate misbehavior such as the massive accounting problems, excessive management income at failed companies and Wall Street research and investment banking conflicts are also typical of past bubble periods.

      The economy began to slow down in 2000, went into recession in March 2001 and was still declining at the time of the September 11 attack. Following the attack, economic activity came to a virtual halt and then began to bounce back, aided by a number of one-time events. Now these temporary lifts are gone and the economy has begun to falter. Consumer spending and housing have held up unusually well in the recession and therefore do not have the potential to make their usual strong contribution to economic recovery they made in prior expansions. In order for the recovery to take hold and continue, corporate spending must come back strongly, and this looks highly doubtful. Corporations are suffering from excess capacity, lack of pricing power, narrow profit margins and record debt burdens. As a result, they are continuing to slash costs for labor, capital expenditures and general expenses. If anything, a weak labor market seems likely to impact consumer spending before any kind of corporate rebound. Recently, we have seen increasing signs of a consumer slowdown and it is likely that we will enter another recession or that the recovery will be so anemic it will seem like one.

      Another factor that makes us negative about the market is investor complacency. One of the hallmarks of a major market bottom is the prevalence of doom and gloom, and that's not the case today. Equity mutual funds usually maintain cash positions of more than 10% of assets when they are gloomy, but have only 5.1% in cash at this time. At market troughs, 60% or more of investment advisers are bearish compared to 25% at present. In addition, surveys indicate that professional money managers have near record allocations in equities on a percentage basis. These positions are much more typical of market tops than they are of bottoms.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                        JANUARY                            FEBRUARY          MARCH
                        -------                            --------          -----
      1st Tuesday       Howard Ward                        Howard Ward       Howard Ward
      1st Wednesday     Ivan Arteaga                       Susan Byrne       Caesar Bryan
      2nd Wednesday     Charles Minter & Martin Weiner     Caesar Bryan      Hart Woodson
      3rd Wednesday     Walter Walsh & Laura Linehan       Lynda Calkin      Henry Van der Eb
      4th Wednesday     Barbara Marcin                     Barbara Marcin    Barbara Marcin

      All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      In summary, we believe that a highly overvalued market is generously discounting a strong economic and earnings recovery that is not likely to occur anytime soon, and that the risks are heavily on the downside. Our two Funds, the Comstock Capital Value Fund and the Comstock Strategy Fund, are close to 100% short. Comstock Capital Value is short individual stocks and S&P 500 Index futures and owns puts on the S&P 500 Index. Comstock Strategy owns puts on the S&P 500 Index. Both Funds are long Treasury Bonds and the Euro currency. The individual stock shorts are concentrated mainly in technology, finance, retail and biotech.

      The Fund's daily net asset value is available each evening after 6:00 PM (Eastern Time) by calling 800-GABELLI (800-422-3554) or through financial websites on the Internet. The Fund's Nasdaq symbols are on the following page. Please call us during the business day for further information.

      Both Funds have significant tax loss carryforwards which are detailed in footnote 7 in the Notes to FinancialStatements on page 15 of this report. Any capital gains realized on investments will be offset until the carryforwards are either used up or expire. Consequentially, no capital gains will be distributed until such time.

                                   Sincerely,

                         /S/ CHARLES L. MINTER            /S/ MARTIN WEINER
                         CHARLES L. MINTER                MARTIN WEINER, CFA

                         Portfolio Manager                Portfolio Manager
                         and Director                     and President

December 2, 2002

--------------------------------------------------------------------------------
  You may obtain current information about Comstock Strategy Fund and Comstock Capital Value Fund and its investment strategy through the internet web site WWW.COMSTOCKFUNDS.COM or call our telephone information line 800-GABELLI. Please save this information for future reference.
--------------------------------------------------------------------------------
NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2002+ (UNAUDITED)
--------------------------------------------------------------------------------

                                           CALENDAR                                               SINCE FUND'S
COMSTOCK STRATEGY FUND (A)               YEAR TO DATE  ONE YEAR      FIVE YEARS     TEN YEARS  INCEPTION (5/26/88)
------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)
  Without sales charge....................   15.73%      8.14%         (2.27)%       (0.17)%          2.90%
  With sales charge (c)...................   10.52%      3.27%         (3.17)%       (0.63)%          2.57%
------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   15.42%      7.11%         (2.53)%       (0.45)%          2.69%
  With sales charge (c)...................   10.23%      2.29%         (3.43)%       (0.91)%          2.37%
------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   14.55%      6.89%         (3.22)%       (0.96)%          2.33%
  With contingent deferred sales charge (d)  13.55%      5.89%         (3.22)%       (0.96)%          2.33%
------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX +..........................  (21.83)%   (15.10)%         0.73%         9.88%          11.63%
------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX +.    8.11%      5.49%          7.38%         7.50%           8.62%
------------------------------------------------------------------------------------------------------------------

                                           CALENDAR                                     SINCE POLICY       SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (B)          YEAR TO DATE  ONE YEAR  FIVE YEARS  TEN YEARS  INCEPTION (E)  INCEPTION (10/10/85)
---------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................   34.10%     18.26%     (1.90)%    (3.72)%       0.31%             3.03%
  With sales charge (c)...................   28.06%     12.94%     (2.80)%    (4.17)%       0.01%             2.75%
---------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge   33.62%     17.47%     (2.68)%    (4.48)%      (0.20)%            2.55%
  With contingent deferred sales charge (f)  29.62%     13.47%     (2.98)%    (4.48)%      (0.20)%            2.55%
---------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge   33.53%     17.57%     (2.59)%    (4.44)%      (0.17)%            2.58%
  With contingent deferred sales charge (d)  32.53%     16.57%     (2.59)%    (4.44)%      (0.17)%            2.58%
---------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................   34.58%     18.04%     (1.64)%    (3.54)%       0.43%             3.14%
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX +..........................  (21.83)%   (15.10)%     0.73%      9.88%       10.15%             9.69%
---------------------------------------------------------------------------------------------------------------------------

-----------------

(a) Total  return  prior  to  8/01/91  reflects  performance  of the  Fund  as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A shares and Class C shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O shares and Class A shares, as appropriate (ii) does not reflect service and distribution fees borne by Class A shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on May 23, 2000.
(b) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B shares were not actually introduced until 1/15/93 and Class C shares and Class R shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B shares and Class R shares, reflects the performance information for Class A shares (ii) in the case of Class C shares, reflects the performance information for Class A shares and Class B shares, as appropriate and (iii) in the case of Class B shares and Class C shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on May 23, 2000.
(c) Assuming maximum initial sales charge of 4.5%.
(d) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
(e) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(f) Assuming payment of the maximum CDSC. The maximum CDSC for Class B shares is 4% and is reduced to 0% after six years.
+ Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. These Funds utilize short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. Performance for periods less than one year are not annualized. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money. The S&P 500 Index is an unmanaged broad-based index comprised of 500 widely-held common stocks. The Lehman Brothers Govt./Corp.Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The indices do not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                           MARKET
    AMOUNT                                COST          VALUE
   ---------                              ----         ------
              U.S. GOVERNMENT OBLIGATIONS -- 87.8%
              U.S. TREASURY BILLS -- 58.4%
 $30,068,000  U.S. Treasury Bills,
               1.424% to 1.665%++,
               11/07/02 to 01/30/03 ... $30,036,231  $30,036,500
                                        -----------  -----------
              U.S. TREASURY BONDS -- 17.2%
              U.S. Treasury Bonds,
   4,000,000   6.250%, 05/15/30 .......   4,335,659    4,647,344
   3,981,000   5.375%, 02/15/31 .......   3,983,989    4,203,224
                                        -----------  -----------
                                          8,319,648    8,850,568
                                        -----------  -----------
              U.S. TREASURY NOTE -- 12.2%
   5,400,000  U.S. Treasury Note,
               6.000%, 08/15/09 .......   5,259,386    6,243,118
                                        -----------  -----------
      TOTAL U.S. GOVERNMENT
      OBLIGATIONS .....................  43,615,265   45,130,186
                                        -----------  -----------
              TOTAL
               INVESTMENTS -- 87.8% ... $43,615,265   45,130,186
                                                     ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 12.2% .........    6,281,706
                                                     -----------
              NET ASSETS -- 100.0% ................  $51,411,892
                                                     ===========

    NUMBER OF                       EXPIRATION DATE/     MARKET
    CONTRACTS    ISSUE               EXERCISE PRICE      VALUE
    ---------    -----              ----------------     ------
    PUT OPTIONS PURCHASED
        140      S & P 500 Index .... Dec. 02/900   $   630,000
        250      S & P 500 Index .... Mar. 03/750       457,500
        200      S & P 500 Index .... Mar. 03/775       458,000
        165      S & P 500 Index .... Mar. 03/995     2,097,150
        300      S & P 500 Index .... Jun. 03/750       807,000
        345      S & P 500 Index .... Jun. 03/775     1,131,600
        110      S & P 500 Index .... Jun. 03/800       441,100
                                                    -----------
              Total Put Options Purchased
                  (Cost $6,205,680) ..............  $ 6,022,350
                                                    ===========

    PRINCIPAL                         SETTLEMENT   UNREALIZED
     AMOUNT                              DATE     APPRECIATION
    ---------                         ----------  ------------

              FORWARD FOREIGN EXCHANGE CONTRACTS

              Deliver European Currency
               Units in exchange for:
  3,150,000(a)   USD 3,075,660 ....... 12/20/02     $    29,930
                                                    ===========

-------------------
(a)   Principal Amount denoted in Euros.
++    Represents annualized yield at date of purchase.
USD - U.S. Dollars.

                See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                                       MARKET
    AMOUNT                                            COST          VALUE
   ---------                                          ----         ------
SECURITIES SOLD SHORT(CONTINUED)
              U.S. GOVERNMENT OBLIGATIONS -- 89.7%
              U.S. TREASURY BILLS -- 85.4%
$115,278,000  U.S. Treasury Bills,
               1.424% to 1.680%++,
               11/07/02 to 01/30/03 (a) ........ $115,034,558    $115,050,215
                                                 ------------    ------------
              U.S. TREASURY BOND -- 4.3%
   5,000,000  U.S. Treasury Bond,
               6.250%, 05/15/30 (b) ............    5,419,573       5,809,180
                                                 ------------    ------------
      TOTAL U.S. GOVERNMENT
        OBLIGATIONS ............................  120,454,131     120,859,395
                                                 ------------    ------------
              TOTAL
               INVESTMENTS -- 89.7% ............ $120,454,131     120,859,395
                                                 ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 10.3% .....................    13,933,933
                                                                 ------------
              NET ASSETS -- 100.0% ............................  $134,793,328
                                                                 ============
SECURITIES SOLD SHORT -- (33.9%)
                                                       MARKET
COMMON STOCKS                  SHARES   PROCEEDS        VALUE
-------------                  ------   --------       ------
    Acxiom Corp.+ .............12,000  $  179,994   $  151,200
    Affiliated Computer
     Services Inc.+ ...........30,000   1,224,267    1,381,500
    Amerisourcebergen Corp. ...17,000   1,147,670    1,209,550
    Analog Devices Inc.+ ......18,000     470,866      482,400
    Applied Materials Inc.+ ...26,000     667,756      390,780
    Bank One Corp. ............40,000   1,302,901    1,542,800
    Beazer Homes USA Inc.+ ....24,000   1,259,913    1,577,520
    Bed Bath & Beyond Inc.+ ...41,000   1,280,748    1,453,860
    Biotech HOLDRs Trust
     Depository Receipts ......18,000   1,471,825    1,548,180
    BISYS Group Inc.+ .........28,000     894,573      501,200
    Black Box Corp.+ ..........20,000     814,983      845,600
    Block (H&R) Inc. ..........35,000   1,310,812    1,553,300
    Broadcom Corp., Cl. A+ ....18,500     665,844      221,630
    Brooks - PRI Automation
     Inc.+ ....................13,000     531,559      198,770
    Cardinal Health Inc. ......20,000   1,234,367    1,384,200
    CDW Computer
     Centers Inc.+ ............32,000   1,459,813    1,696,640
    Centex Corp. ..............34,000   1,320,105    1,546,320
    Chiron Corp.+ .............14,000     584,613      553,000
    Cisco Systems Inc.+ ....... 7,300     124,826       81,614
    Citigroup Inc. ............38,000   1,185,564    1,404,100
    Disney (Walt) Co. .........10,000     189,286      167,000
    Dow Jones & Co. Inc. ......15,000     744,089      526,800
    eBay Inc.+ ................19,000   1,032,556    1,201,560
    Emulex Corp.+ .............27,000     723,848      484,650
    Fannie Mae ................ 6,300     439,790      421,218
    Gilead Sciences Inc.+ .....34,000   1,001,980    1,181,160
    Goldman Sachs
     Group Inc. ...............15,000   1,029,269    1,074,000
    Home Depot Inc. ........... 9,000     422,626      259,920
    IDEC Pharmaceuticals
     Corp.+ ...................36,000   1,292,411    1,656,720
    Intel Corp. ...............23,000     681,802      397,900

                                                       MARKET
COMMON STOCKS                  SHARES   PROCEEDS        VALUE
-------------                  ------   --------       ------
    International Business
     Machines Corp. ........... 4,700  $  399,535   $  371,018
    International Rectifier
     Corp.+ ...................19,000     740,858      328,130
    JP Morgan Chase & Co. .....50,000   1,173,465    1,037,500
    KLA - Tencor Corp.+ .......10,000     422,400      356,100
    Krispy Kreme Doughnuts
     Inc.+ ....................15,000     552,202      514,500
    Linear Technology Corp. ...17,000     648,394      469,880
    Maxim Integrated
     Products Inc. ............ 9,600     505,680      305,664
    Mellon Financial Corp. ....30,000     868,174      848,700
    Merrill Lynch & Co. Inc. .. 7,000     291,680      265,650
    Microchip Technology Inc. .30,000     823,172      732,000
    Micron Technology Inc.+ ... 9,000     181,994      144,000
    Microsoft Corp.+ .......... 8,300     432,381      443,801
    Miller (Herman) Inc. ......34,000     729,577      613,700
    Molex Inc. ................35,000   1,049,531      924,350
    Nasdaq-100 Index
     Tracking Stock+ ..........68,000   1,617,662    1,669,400
    New Century Financial
     Corp. ....................50,000   1,181,239    1,055,000
    Newport Corp.+ ............28,000     574,078      306,908
    PeopleSoft Inc.+ ..........14,000     351,943      253,400
    Pre-Paid Legal
     Services Inc.+ ...........31,000     722,278      668,360
    QLogic Corp.+ .............33,000   1,259,066    1,148,730
    Scios Inc.+ ...............38,000     985,299    1,096,680
    Semiconductor HOLDRs
     Trust ....................19,000     712,933      455,620
    Semtech Corp.+ ............20,000     425,349      282,600
    Silicon Laboratories
     Inc.+ ....................22,000     627,560      468,380
    State Street Corp. ........20,000     831,241      827,400
    Stilwell Financial Inc. ...16,000     348,628      187,360
    Texas Instruments Inc. ....20,000     517,992      317,200
    VERITAS Software Corp.+ ...15,000     392,747      228,750
    Wal-Mart Stores Inc. ......22,000   1,178,725    1,178,100
    Walgreen Co. ..............28,000     960,281      945,000
    Xilinx Inc.+ ..............10,000     280,509      189,900
                                      -----------  -----------
    TOTAL SECURITIES
      SOLD SHORT .................... $48,477,229  $45,728,873
                                      ===========  ===========

    NUMBER OF                     EXPIRATION DATE/   MARKET
    CONTRACTS    ISSUE             EXERCISE PRICE     VALUE
    ---------    -----            ----------------   ------
              PUT OPTIONS PURCHASED
        350   S & P 500 Index .....   Dec. 02/995  $ 4,042,500
        190   S & P 500 Index .....  Dec. 02/1050    3,188,200
        255   S & P 500 Index .....   Mar. 03/995    3,241,050
                                                   -----------
              Total Put Options Purchased
               (Cost $2,726,235) ...............   $10,471,750
                                                   ===========
-------------------
(a) At October 31, 2002, $28,000,000 principal amount was pledged as collateral for securities sold short.
(b) At October 31, 2002, $4,000,000 principal amount was pledged as collateral for futures contracts.
 +  Non-income  producing security.
 ++ Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          STRATEGY      CAPITAL VALUE
                                                                                            FUND            FUND
                                                                                          --------      -------------
ASSETS:
  Investments at value (Cost $43,615,265 and $120,454,131, respectively)............    $ 45,130,186   $ 120,859,395
  Put options purchased (Cost $6,205,680 and $2,726,235, respectively)..............       6,022,350      10,471,750
  Cash..............................................................................           1,011             130
  Receivable for investments sold...................................................              --      48,477,229
  Interest receivable...............................................................         229,517         174,230
  Net unrealized appreciation on forward foreign exchange contracts.................          29,930              --
  Receivable for Fund shares sold...................................................         189,940         632,510
  Variation margin..................................................................              --         282,688
                                                                                        ------------   -------------
  TOTAL ASSETS......................................................................      51,602,934     180,897,932
                                                                                        ------------   -------------
LIABILITIES:
  Securities sold short (proceeds $48,477,229)......................................              --      45,728,873
  Dividends payable on securities sold short........................................              --          19,692
  Payable for Fund shares redeemed..................................................             510          80,896
  Payable for investment advisory fees..............................................          55,352         144,034
  Payable for distribution fees.....................................................           6,944          65,006
  Other accrued expenses............................................................         128,236          66,103
                                                                                        ------------   -------------
  TOTAL LIABILITIES.................................................................         191,042      46,104,604
                                                                                        ------------   -------------
  NET ASSETS........................................................................    $ 51,411,892   $ 134,793,328
                                                                                        ============   =============
NET ASSETS CONSIST OF:
  Paid in capital...................................................................    $134,117,950   $ 302,788,383
  Accumulated undistributed net investment income...................................        (346,004)        796,325
  Accumulated net realized gain (loss) on investments, foreign currency,
    put options, futures and securities sold short .................................     (83,721,574)   (178,277,354)
  Net unrealized appreciation/depreciation on securities sold short.................              --       2,748,356
  Net unrealized appreciation/depreciation on investments, foreign currency,
    put options and futures transactions............................................       1,361,520       6,737,618
                                                                                        ------------   -------------
  NET ASSETS........................................................................    $ 51,411,892   $ 134,793,328
                                                                                        ============   =============
SHARES OF COMMON STOCK OUTSTANDING:
  CLASS O:
    Net Asset Value, offering and redemption price per share
      ($22,423,833 (DIVIDE) 4,589,882 shares outstanding)...........................           $4.89
                                                                                               =====
  CLASS A:
    Net Asset Value and redemption price per share
      ($28,456,656 (DIVIDE) 5,812,923 shares
      outstanding and $100,529,132 (DIVIDE)
      21,458,630 shares outstanding, respectively) .................................           $4.90           $4.68
                                                                                               =====           =====
    Maximum  offering price per share (NAV (DIVIDE)
      0.955 based on maximum sales charge of 4.50%
      of the offering price at October 31, 2002)....................................           $5.13           $4.90
                                                                                               =====           =====
  CLASS B:
    Net Asset Value and offering price per share
      ($19,030,693 (DIVIDE) 4,093,512 shares outstanding) ..........................                           $4.65(a)
                                                                                                               =====
  CLASS C:
    Net Asset Value and offering price per share
      ($531,403 (DIVIDE) 107,683 shares outstanding and
      $15,088,240 (DIVIDE) 3,384,354 shares outstanding, respectively)..............           $4.93(a)        $4.46(a)
                                                                                               =====           =====
  CLASS R:
    Net Asset Value, offering and redemption price per share
      ($145,263 (DIVIDE) 31,135 shares outstanding).................................                           $4.67
                                                                                                               =====

---------------------
(a) Redemption price varies based on length of time held.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  STRATEGY   CAPITAL VALUE
                                                                    FUND         FUND
                                                                  --------   -------------
INVESTMENT INCOME:
  Interest .................................................  $    619,015   $  1,073,596
                                                              ------------   ------------
  TOTAL INVESTMENT INCOME ..................................       619,015      1,073,596
                                                              ------------   ------------
EXPENSES:
  Investment advisory fees .................................       201,137        510,148
  Distribution fees ........................................        32,002        217,767
  Shareholder services fees ................................        83,128         73,208
  Legal and audit fees .....................................        11,238          6,418
  Registration fees ........................................         7,111         14,611
  Shareholder communications expenses ......................        21,144         14,582
  Directors' fees ..........................................        13,246         10,820
  Custodian fees ...........................................         4,332          9,552
  Dividends on securities sold short .......................            --         73,163
  Miscellaneous expenses ...................................        (2,836)        20,683
                                                              ------------   ------------
  TOTAL EXPENSES ...........................................       370,502        950,952
  LESS:
    Expense reimbursements .................................            --         (7,659)
                                                              ------------   ------------
  TOTAL NET EXPENSES .......................................       370,502        943,293
                                                              ------------   ------------
NET INVESTMENT INCOME ......................................       248,513        130,303
                                                              ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY TRANSACTIONS,
  PUT OPTIONS PURCHASED, SECURITIES SOLD
  SHORT AND FUTURES TRANSACTIONS:
  Net realized gain (loss) on investments, foreign currency,
    put options and futures transactions ...................     2,816,515      7,880,630
  Net realized gain (loss) on securities sold short ........          --        3,398,258
  Net increase (decrease) in unrealized appreciation/
    depreciation on investments,
    foreign currency, put options and futures transactions .     4,727,505      5,479,770
  Net increase (decrease) in unrealized appreciation/
   depreciation on securities sold short ...................          --        2,915,616
                                                              ------------   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, FOREIGN CURRENCY,
    PUT OPTIONS, SECURITIES SOLD SHORT
    AND FUTURES TRANSACTIONS ...............................     7,544,020     19,674,274
                                                              ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................  $  7,792,533   $ 19,804,577
                                                              ============   ============

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                      -------------------------------  -------------------------------
                                                      SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                      OCTOBER 31, 2002   YEAR ENDED    OCTOBER 31, 2002   YEAR ENDED
                                                        (UNAUDITED)    APRIL 30, 2002    (UNAUDITED)    APRIL 30, 2002
                                                      --------------   --------------  ---------------  --------------
OPERATIONS:
  Net investment income .............................  $     248,513   $   1,132,282   $     130,303   $     781,297
  Net realized gain (loss) on investments,
    foreign currency,
    put options and futures transactions ............      2,816,515       1,896,581       7,880,630       2,707,586
  Net realized gain (loss) on securities sold short .             --              --       3,398,258       1,020,869
  Net increase (decrease) in unrealized appreciation/
    depreciation on investments, foreign currency,
    put options and futures transactions ............      4,727,505      (4,487,293)      5,479,770        (113,017)
  Net increase (decrease) in unrealized appreciation/
    depreciation on securities sold short ...........             --              --       2,915,616         768,253
                                                       -------------   -------------   -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS .................................      7,792,533      (1,458,430)     19,804,577       5,164,988
                                                       -------------   -------------   -------------   -------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income
    Class O .........................................       (344,921)       (643,705)             --              --
    Class A .........................................       (282,892)       (428,130)             --      (1,497,378)
    Class B .........................................             --              --              --        (453,545)
    Class C .........................................         (1,823)         (3,156)             --        (160,983)
    Class R .........................................             --              --              --            (552)
                                                       -------------   -------------   -------------   -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............       (629,636)     (1,074,991)             --      (2,112,458)
                                                       -------------   -------------   -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A .........................................     15,662,789      34,838,026      86,105,977      38,791,970
    Class B .........................................             --              --       9,116,749       9,932,228
    Class C .........................................        956,450          96,228      15,550,473       3,538,794
    Class R .........................................             --              --         187,097          45,962
                                                       -------------   -------------   -------------   -------------
                                                          16,619,239      34,934,254     110,960,296      52,308,954
                                                       -------------   -------------   -------------   -------------
  Proceeds from reinvestment of dividends:
    Class O .........................................        198,241         363,506              --              --
    Class A .........................................        266,104         388,045              --       1,026,323
    Class B .........................................             --              --              --         335,722
    Class C .........................................          1,382           1,688              --         106,945
    Class R .........................................             --              --              --             549
                                                       -------------   -------------   -------------   -------------
                                                             465,727         753,239              --       1,469,539
                                                       -------------   -------------   -------------   -------------
  Cost of shares redeemed:
    Class O .........................................     (1,636,792)     (2,887,156)             --              --
    Class A .........................................    (11,753,794)    (15,128,683)    (48,373,017)    (28,245,271)
    Class B .........................................             --              --      (6,114,441)     (6,716,798)
    Class C .........................................       (482,041)       (148,004)     (7,302,446)     (2,322,000)
    Class R .........................................             --              --         (47,735)        (94,236)
                                                       -------------   -------------   -------------   -------------
                                                         (13,872,627)    (18,163,843)    (61,837,639)    (37,378,305)
                                                       -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from
    capital stock transactions ......................      3,212,339      17,523,650      49,122,657      16,400,188
                                                       -------------   -------------   -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS .............     10,375,236      14,990,229      68,927,234      19,452,718
                                                       -------------   -------------   -------------   -------------
NET ASSETS:
  Beginning of period ...............................     41,036,656      26,046,427      65,866,094      46,413,376
                                                       -------------   -------------   -------------   -------------
  End of period .....................................  $  51,411,892   $  41,036,656   $ 134,793,328   $  65,866,094
                                                       =============   =============   =============   =============
  Undistributed net investment income ...............  $           0   $      35,119   $     796,325   $     666,022
                                                       =============   =============   =============   =============

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C shares. Class O shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Each Class O, Class A and Class C share of the Strategy Fund and each Class A, Class B, Class C, and Class R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental
shareholder   administrative  expenses  resulting  from  deferred  sales  charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors and certain retirement plans. Class O shares are no longer offered for sale except for reinvestment of dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last bid price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

PROVISION FOR INCOME TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as Investment Adviser (the "Adviser") and Administrator for both Funds effective May 23, 2000. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pays the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Fund's daily average net assets, computed daily and payable monthly. The Adviser agreed to waive a portion of their fee for the Strategy Fund and the Capital Value Fund until May 22, 2002, to the extent necessary, in order to maintain each Fund's expense ratio achieved during 1999 (other than extraordinary expenses) based on asset levels as of May 22, 2000. For the six months ended October 31, 2002, the Adviser waived fees of $7,659 for the Capital Value Fund.

4. DISTRIBUTION PLAN. The Funds' Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended October 31, 2002, the Capital Value Fund incurred distribution costs of $97,378, $73,846 and $46,542 for Class A, Class B and Class C shares, respectively, and the Strategy Fund incurred distribution costs of $30,730 and $1,273 for Class A and Class C shares, respectively, payable to Gabelli and Company, Inc., an affiliate of the Adviser.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES: Purchases and sales of securities for the six months ended October 31, 2002, other than short-term securities, were as follows:

                                       PURCHASES                    SALES
                                      ----------                -----------
Strategy Fund: ...................... $       --                $        --
                                      ==========                ===========
Capital Value Fund:
   Long transactions ................ $       --                $    36,702
   Short sale transactions ..........  4,916,073                 39,948,963
                                      ----------                -----------
                                      $4,916,073                $39,985,665
                                      ==========                ===========

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                                STRATEGY FUND                 CAPITAL VALUE FUND
                                                      -------------------------------  -------------------------------
                                                      SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                      OCTOBER 31, 2002   YEAR ENDED    OCTOBER 31, 2002   YEAR ENDED
                                                         (UNAUDITED)   APRIL 30, 2002     (UNAUDITED)   APRIL 30, 2002
                                                      ---------------- --------------  ---------------- --------------
CLASS O:
Shares issued upon reinvestment of dividends........         41,991          84,763
Shares redeemed.....................................       (354,297)       (673,575)
                                                         ----------      ----------
   Net increase (decrease) in Class O shares........       (312,306)       (588,812)
                                                         ==========      ==========
CLASS A:
Shares sold.........................................      3,141,136       7,614,865        18,520,921      10,568,685
Shares issued upon reinvestment of dividends........         56,858          89,488                --         299,220
Shares redeemed.....................................     (2,291,936)     (3,473,778)      (10,311,421)     (7,760,430)
                                                         ----------      ----------       -----------      ----------
   Net increase (decrease) in Class A shares........        906,058       4,230,575         8,209,500       3,107,475
                                                         ==========      ==========       ===========      ==========
CLASS B:
Shares sold.........................................                                        1,927,237       2,707,255
Shares issued upon reinvestment of dividends........                                               --          97,878
Shares redeemed.....................................                                       (1,427,541)     (1,804,705)
                                                                                          -----------      ----------
   Net increase (decrease) in Class B shares........                                          499,696       1,000,428
                                                                                          ===========      ==========
CLASS C:
Shares sold.........................................        179,751          20,970         3,386,353       1,016,458
Shares issued upon reinvestment of dividends........            278             355                --          32,506
Shares redeemed.....................................        (97,090)        (33,818)       (1,597,020)       (666,049)
                                                         ----------      ----------       -----------      ----------
   Net increase (decrease) in Class C shares........         82,939         (12,493)        1,789,333         382,915
                                                         ==========      ==========       ===========      ==========
CLASS R:
Shares sold.........................................                                           39,587          12,811
Shares issued upon reinvestment of dividends........                                               --             161
Shares redeemed.....................................                                          (10,927)        (24,902)
                                                                                          -----------      ----------
   Net increase (decrease) in Class R shares........                                           28,660         (11,930)
                                                                                          ===========      ==========

7. FEDERAL INCOME TAX INFORMATION. The following summarizes the amount of capital loss carryforwards and expiration date for each Fund at April 30, 2002:

              EXPIRING IN FISCAL YEAR      STRATEGY FUND     CAPITAL VALUE FUND
              -----------------------      -------------     ------------------
                       2003                 $        --         $  9,144,927
                       2004                  10,307,385           15,768,731
                       2005                  14,912,760           14,168,996
                       2006                  14,076,373           57,496,622
                       2007                  26,257,347           48,938,064
                       2008                  15,186,640           36,909,064
                       2009                   5,026,316              409,704
                                            -----------         ------------
                                            $85,766,821         $182,836,108
                                            ===========         ============

As of October 31, 2002, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at October 31, 2002:

                                          GROSS          GROSS
                                       UNREALIZED     UNREALIZED
                                      APPRECIATION   DEPRECIATION       NET
                                      ------------   ------------   -----------
Comstock Strategy Fund................ $ 3,409,256   $(2,077,665)   $ 1,331,591
Comstock Capital Value Fund...........  13,973,033    (3,073,898)    10,899,135

8. TRANSACTIONS WITH AFFILIATES. During the six months ended October 31, 2002, Gabelli & Company, Inc. informed the Funds that it received $56,952 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and Gabelli Funds, LLC (the "Adviser"). During fiscal 2003, the Comstock Strategy Fund and the Comstock Capital Value Fund reimbursed the Adviser $0 and $14,887, respectively, in connection with the cost of computing such Fund's net asset value.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME FROM INVESTMENT OPERATIONS         DISTRIBUTIONS
                                  ---------------------------------   ------------------------

                                             Net
              Net Asset                  Realized and     Total                               Net Asset           Net Assets
  Period        Value,       Net         Unrealized        from        Net                      Value,              End of
   Ended      Beginning   Investment  Gain (Loss) on    Investment  Investment     Total       End of     Total     Period
 April 30     of Period    Income(b)    Investments     Operations    Income   Distributions   Period   Return(c) (in 000's)
 --------     ---------   ----------  --------------    ----------  ---------- -------------  --------- --------- ----------
STRATEGY FUND
CLASS O
   2003(a)      $4.17        $0.03         $0.76           $0.79      $(0.07)      $(0.07)      $4.89     19.11%    $22,424
   2002          4.20         0.13         (0.04)           0.09       (0.12)       (0.12)       4.17      2.19      20,460
   2001          4.04         0.15          0.17            0.32       (0.16)       (0.16)       4.20      8.05      23,051
   2000          4.94         0.20         (0.90)          (0.70)      (0.20)       (0.20)       4.04    (14.35)     27,854
   1999          6.06         0.30         (0.94)          (0.64)      (0.48)       (0.48)       4.94    (11.32)     45,803
   1998          7.77         0.43         (1.54)          (1.11)      (0.60)       (0.60)       6.06    (14.88)     71,692
CLASS A
   2003(a)      $4.17        $0.02         $0.77           $0.79      $(0.06)      $(0.06)      $4.90     18.89%    $28,457
   2002          4.20         0.11         (0.03)           0.08       (0.11)       (0.11)       4.17      1.95      20,472
   2001          4.04         0.14          0.17            0.31       (0.15)       (0.15)       4.20      7.77       2,838
   2000          4.94         0.19         (0.90)          (0.71)      (0.19)       (0.19)       4.04    (14.58)      3,789
   1999          6.06         0.29         (0.95)          (0.66)      (0.46)       (0.46)       4.94    (11.56)      7,858
   1998          7.77         0.42         (1.55)          (1.13)      (0.58)       (0.58)       6.06    (15.11)     17,871
CLASS C
   2003(a)      $4.21           --         $0.76           $0.76      $(0.04)      $(0.04)      $4.93     19.94%       $531
   2002          4.22        $0.09         (0.02)           0.07       (0.08)       (0.08)       4.21      1.61         104
   2001          4.06         0.11          0.16            0.27       (0.11)       (0.11)       4.22      6.90         157
   2000          4.94         0.15         (0.88)          (0.73)      (0.15)       (0.15)       4.06    (14.89)        212
   1999          6.06         0.26         (0.97)          (0.71)      (0.41)       (0.41)       4.94    (12.42)        710
   1998          7.74         0.37         (1.54)          (1.17)      (0.51)       (0.51)       6.06    (15.61)      1,780

               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              -------------------------------------------------
                                         Decrease
                 Net                   Reflected in
              Investment   Operating  Expense Ratio
  Period      Income to   Expenses to      Due to     Portfolio
   Ended       Average    Average Net Administrative   Turnover
 April 30     Net Assets     Assets      Fee Waiver      Rate
 --------     ----------  ----------- --------------  ---------
STRATEGY FUND
CLASS O
   2003(a)      1.19%(d)    1.44%(d)         --           0%
   2002         3.06        1.75             --          16
   2001         3.32        2.02             --          61
   2000         4.55        2.23             --         112
   1999         5.29        1.49           0.14%        130
   1998         6.01        1.31           0.01         227
CLASS A
   2003(a)      0.93%(d)    1.68%(d)         --           0%
   2002         2.56        1.83             --          16
   2001         3.57        2.27             --          61
   2000         4.28        2.46             --         112
   1999         5.05        1.75           0.14%        130
   1998         5.79        1.55           0.01         227
CLASS C
   2003(a)      0.18%(d)    2.36%(d)         --           0%
   2002         2.04        2.73             --          16
   2001         2.57        3.02             --          61
   2000         3.51        3.16             --         112
   1999         4.14        2.48           0.14%        130
   1998         5.08        2.29           0.01         227

----------------------------------
(a) For the fiscal period ended October 31, 2002; unaudited.
(b) Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(d) Annualized.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME FROM INVESTMENT OPERATIONS         DISTRIBUTIONS
                                  ---------------------------------   ------------------------


              Net Asset       Net        Net Realized       Total                              Net Asset             Net Assets
   Period       Value,     Investment   and Unrealized       from        Net                     Value,                End of
   Ended      Beginning     Income        Gain (Loss) on  Investment  Investment      Total      End of      Total     Period
 April 30    of  Period     (Loss)(b)     Investments     Operations    Income    Distributions  Period    Return(c) (in  000's)
 --------    ----------    ----------   ----------------  ----------  ----------  ------------- -------    --------- -----------
CAPITAL VALUE FUND
CLASS A
   2003(a)     $3.59          $0.01          $1.08           $1.09          --           --       $4.68       30.36%   $100,529
   2002         3.34           0.06           0.34            0.40      $(0.15)      $(0.15)       3.59       12.18      47,547
   2001         2.72           0.16           0.66            0.82       (0.20)       (0.20)       3.34       31.23      33,852
   2000         3.49           0.12          (0.84)          (0.72)      (0.05)       (0.05)       2.72      (20.70)     39,112
   1999         5.06           0.14          (1.40)          (1.26)      (0.31)       (0.31)       3.49      (25.80)     59,246
   1998         8.62           0.31          (2.91)          (2.60)      (0.96)       (0.96)       5.06      (31.48)     64,452
CLASS B
   2003(a)     $3.57        $ (0.01)         $1.09           $1.08          --           --       $4.65       30.25%    $19,031
   2002         3.33           0.03           0.34            0.37      $(0.13)      $(0.13)       3.57       11.31      12,843
   2001         2.71           0.13           0.67            0.80       (0.18)       (0.18)       3.33       30.36       8,639
   2000         3.47           0.10          (0.86)          (0.76)      (0.00)**        --        2.71      (21.82)      7,936
   1999         4.99           0.11          (1.38)          (1.27)      (0.25)       (0.25)       3.47      (26.19)     13,752
   1998         8.45           0.25          (2.85)          (2.60)      (0.86)       (0.86)       4.99      (32.01)     26,235
CLASS C
   2003(a)     $3.43        $ (0.01)         $1.04           $1.03          --           --       $4.46       30.03%    $15,088
   2002         3.20           0.03           0.33            0.36      $(0.13)      $(0.13)       3.43       11.33       5,468
   2001         2.61           0.14           0.63            0.77       (0.18)       (0.18)       3.20       30.50       3,874
   2000         3.32           0.09          (0.80)          (0.71)         --           --        2.61      (21.39)      2,366
   1999         4.80           0.10          (1.32)          (1.22)      (0.26)       (0.26)       3.32      (26.22)      5,014
   1998         8.31           0.23          (2.78)          (2.55)      (0.96)       (0.96)       4.80      (32.10)      8,029
CLASS R
   2003(a)     $3.58          $0.01          $1.08           $1.09          --           --       $4.67       46.31%       $145
   2002         3.34           0.15           0.25            0.40      $(0.16)      $(0.16)       3.58       12.16           9
   2001         2.71           0.16           0.68            0.84       (0.21)       (0.21)       3.34       32.12          48
   2000         3.48           0.14          (0.85)          (0.71)      (0.06)       (0.06)       2.71      (20.49)          5
   1999         5.05           0.15          (1.40)          (1.25)      (0.32)       (0.32)       3.48      (25.67)         29
   1998         8.62           0.33          (2.91)          (2.58)      (0.99)       (0.99)       5.05      (31.28)         28

                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              ----------------------------------------------------------------------
                             Operating     Operating    Interest Expense
                  Net        Expenses       Expenses      and Dividends
              Investment      Before         Net of       on Securities
   Period      Income to      Waivers       Waivers         Sold Short     Portfolio
   Ended      Average(Loss) to Average    to Average       to Average      Turnover
 April 30      Net Assets   Net Assets    Net Assets       Net Assets        Rate
 --------      ----------   ----------    ----------    ----------------   ---------
CAPITAL VALUE FUND
CLASS A
   2003(a)       0.43%(d)    1.69%(d)      1.67%(d)          0.14%(d)          0%
   2002          1.63        1.94          1.75              0.10              0
   2001          5.02        2.06          1.87              0.05              5
   2000          3.82        2.01          2.01              0.28              0
   1999          3.31        1.47          1.47              0.72            465
   1998          4.49        1.35          1.35              0.24            359
CLASS B
   2003(a)      (0.29)%(d)   2.43%(d)      2.41%(d)          0.14%(d)          0%
   2002          0.82        2.70          2.51              0.10              0
   2001          4.27        2.81          2.62              0.05              5
   2000          3.04        2.78          2.78              0.28              0
   1999          2.46        2.21          2.21              0.85            465
   1998          3.74        2.10          2.10              0.24            359
CLASS C
   2003(a)      (0.33)%(d)   2.45%(d)      2.44%(d)          0.18%(d)          0%
   2002          0.86        2.69          2.50              0.10              0
   2001          4.27        2.81          2.62              0.05              5
   2000          3.07        2.71          2.71              0.28              0
   1999          2.54        2.18          2.18              0.78            465
   1998          3.70        2.08          2.08              0.21            359
CLASS R
   2003(a)       0.55%(d)    1.53%(d)      1.52%(d)          0.21%(d)          0%
   2002          4.10        1.75          1.56              0.11              0
   2001          5.27        1.81          1.62              0.05              5
   2000          4.13        1.61          1.61              0.23              0
   1999          3.56        1.24          1.24              0.72            465
   1998          4.73        1.11          1.11              0.26            359

----------------------------------
(a) For the fiscal period ended October 31, 2002; unaudited.
(b) Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(d) Annualized.
 ** Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?

     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

     We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                                 Anthony R. Pustorino
CONSULTANT                                        CERTIFIED PUBLIC ACCOUNTANT
MBA RESEARCH GROUP                                PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Anthony J. Colavita                               Werner J. Roeder, MD
ATTORNEY-AT-LAW                                   VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                         LAWRENCE HOSPITAL CENTER

Vincent D. Enright                                Robert M. Smith
FORMER SENIOR VICE PRESIDENT                      PRESIDENT AND DIRECTOR
AND CHIEF FINANCIAL OFFICER                       SMITH ADVISORS, LTD.
KEYSPAN ENERGY CORP.

Charles L. Minter                                 Henry G. Van der Eb
FORMER CHAIRMAN AND                               CHAIRMAN OF
CHIEF EXECUTIVE OFFICER                           THE COMSTOCK FUNDS, INC.
COMSTOCK PARTNERS, INC.                           AND THE GABELLI MATHERS FUND

                                    OFFICERS

Henry G. Van der Eb                               Martin Weiner, CFA
CHAIRMAN                                          PORTFOLIO MANAGER
                                                  AND PRESIDENT

Bruce N. Alpert                                   Charles L. Minter
EXECUTIVE VICE PRESIDENT                          PORTFOLIO MANAGER
AND TREASURER                                     AND DIRECTOR

Gus Coutsouros                                    Carolyn Matlin
VICE PRESIDENT                                    VICE PRESIDENT

James E. McKee
SECRETARY
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.
                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of The Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMSA02SR

COMSTOCK
FUNDS,
INC.

Comstock Strategy Fund
Comstock Capital Value Fund

                                                              SEMI-ANNUAL REPORT
                                                                OCTOBER 31, 2002